Derivative Instruments and Hedging Activities - Additional Information (Details)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 EUR (€)	Jul. 31, 2019 USD ($)
Interest Rate Swap Agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount of derivatives	$ 350,000,000	$ 350,000,000	$ 350,000,000					$ 350,000,000
Cross-currency swap agreements | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount of derivatives				$ 359,200,000	€ 300,000,000	$ 110,000,000	€ 99,055,000
Interest rate				4.50%	4.50%	6.00%	6.00%
Weighted average interest rate				3.40%	3.40%	3.65%	3.65%